CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 5,458	$ 16,146
Trade receivables, net	996	795
Inventory	1,348	1,190
Prepaid expenses and other current assets	3,244	2,960
Total current assets	11,046	21,091
Property, plant, and equipment, net	140,442	128,162
Operating lease right-of-use assets	54,683	55,276
Goodwill	67,131	68,421
Intangible assets, net	71,019	72,371
Equity method investment	1,267	1,322
Other non-current assets	3,637	3,353
Total assets	349,225	349,996
Current liabilities:
Accounts payable	10,798	10,421
Financing obligation	424	0
Operating lease liabilities	3,760	1,618
Accrued salaries and wages	353	717
Accrued expenses	1,506	1,964
Convertible debt	10,051	0
Total current liabilities	26,892	14,720
Other non-current liabilities	617	662
Non-current operating lease liabilities	55,349	57,717
Non-current financing obligation	6,898	0
Deferred tax liability	7,692	8,447
Asset retirement obligations	1,590	1,527
Total liabilities	99,038	83,073
Commitments and contingencies
Shareholders' equity:
Common stock, $0.001 par, 209,354,819 authorized, issued & outstanding	206	206
Additional paid in capital	331,682	330,870
Accumulated other comprehensive loss	(2,777)	(1,547)
Accumulated deficit	(78,924)	(62,606)
Total shareholders' equity	250,187	266,923
Total liabilities and shareholders' equity	$ 349,225	$ 349,996